Transparent Value Small-Cap Fund
TRANSPARENT VALUE SMALL-CAP FUND
Fund Investment Objective
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Small-Cap IndexSM (the “Small-Cap Index” or “Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 96 of this prospectus and in “Purchasing and Redeeming Shares” on page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Transparent Value Small-Cap Fund	Class A Shares		Class C Shares		Class F-1 Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%	[2]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none		none		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none		none		none	none
[1]	A 1.25% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Small-Cap Fund		Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Management Fees		1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Shareholder Service Fees		0.15%	none	none	none
Other Operating Expenses		7.88%	7.88%	7.88%	7.88%
Total Other Expenses		8.03%	7.88%	7.88%	7.88%
Total Annual Fund Operating Expenses		9.43%	10.03%	9.28%	9.03%
Less Expense Reimbursements	[1]	(7.73%)	(7.73%)	(7.73%)	(7.73%)
Net Annual Fund Operating Expenses		1.70%	2.30%	1.55%	1.30%
[1]	Guggenheim Partners Investment Management, LLC (“Guggenheim” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.70%, 2.30%, 1.55% and 1.30% of the Fund’s average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2017 (the “Agreement”). This Agreement may be terminated by the Board of Trustees of the Trust (“Board”), for any reason at any time. If, at any point, Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund’s Total Annual Fund Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to reduce fees or reimburse expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	738	2,495	4,107	7,578
Class C Shares	333	2,193	3,970	7,721
Class F-1 Shares	158	1,998	3,691	7,354
Class I Shares	132	1,932	3,595	7,225

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Transparent Value Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	738	2,495	4,107	7,578
Class C Shares	233	2,193	3,970	7,721
Class F-1 Shares	158	1,998	3,691	7,354
Class I Shares	132	1,932	3,595	7,225

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 200% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Small-Cap Index. The Small-Cap Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts, in the Dow Jones U.S. Small-Cap Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Small-Cap Index focuses on companies in the Dow Jones U.S. Small-Cap Total Stock Market IndexSM that are believed to have the highest RBP® probabilities. As of December 31, 2015, the Small-Cap Index was composed of 100 securities. A description of the Index’s methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Adviser is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, Guggenheim will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2015, market capitalizations of companies included in the Small-Cap Index ranged from approximately $500 million to $5.3 billion.

The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Adviser believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Adviser does not invest Fund assets based on its opinion of a security, instrument or company.

The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during such times and temporary investments could reduce the benefit from any upswing in the market.
Principal Risks
As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Common Stock Risk — Since it purchases common stock, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.

Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing — Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index.

Non-Correlation Risk — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. To the extent the Fund uses a sampling methodology, the Fund will not fully replicate the Index and may hold securities not included in the Index. As a result, the Fund will be subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the Fund utilizes a sampling approach, it may not track the return of the Index as well as it would if the Fund purchased all of the securities in the Index.

Small Capitalization Company Risk — The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies because of the small-cap companies’ more limited product lines and financial resources. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Non-Diversified Risk — The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk — The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when the Fund is small.

Derivatives Risk — A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund’s use of futures contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Liquidity risk is the risk that a security may be difficult or impossible to sell at the time and price that the Fund would like. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

REIT Risk — The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Other Investment Company Risk — When the Fund invests in another investment company, including an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company’s expenses. While the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Liquidity Risk — The Fund is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like, including in response to rebalancings or reconstitutions of the Index. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance and the Fund’s degree of correlation with the return of the Index.

Interest Rate Risk — The Fund may invest in fixed income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a 5-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
Performance Information
The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class I Shares. The accompanying table compares the Fund’s Class I, Class A, Class C and Class F-1 Shares’ average annual total returns to those of a market index over time. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly and quarterly and may be obtained online at www.transparentvalue.com or by calling 1-888-727-6885.

Best Quarter – December 31, 2015	5.02%
Worst Quarter – September 30, 2015	(9.69%)

Average Annual Total Returns For the period ended December 31, 2015
Average Annual Total Returns - Transparent Value Small-Cap Fund	1 Year	Since Inception	Inception Date
Class I Shares	3.52%	(2.89%)	Apr. 01, 2014
Class I Shares | Return After Taxes on Distributions	(3.60%)	(2.94%)	Apr. 01, 2014
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	(1.92%)	(2.20%)	Apr. 01, 2014
Class I Shares | Dow Jones U.S. Small-Cap Total Stock Market Index℠ (reflects no deduction for expenses or taxes)	(4.23%)	(1.07%)	Apr. 01, 2014
Class A Shares	(9.47%)	(6.55%)	Apr. 01, 2014
Class A Shares | Dow Jones U.S. Small-Cap Total Stock Market Index℠ (reflects no deduction for expenses or taxes)	(4.23%)	(1.07%)	Apr. 01, 2014
Class C Shares	(5.54%)	(3.87%)	Apr. 01, 2014
Class C Shares | Dow Jones U.S. Small-Cap Total Stock Market Index℠ (reflects no deduction for expenses or taxes)	(4.23%)	(1.07%)	Apr. 01, 2014
Class F-1 Shares	(3.78%)	(3.19%)	Apr. 01, 2014
Class F-1 Shares | Dow Jones U.S. Small-Cap Total Stock Market Index℠ (reflects no deduction for expenses or taxes)	(4.23%)	(1.07%)	Apr. 01, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class I Shares. After-tax returns for other classes will vary.